Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2018
Service cost	$ 8,391	$ 7,655	$ 7,768
Interest cost	9,631	9,108	8,929
Expected return on Plans’ assets	(12,080)	(10,203)	(9,057)
Amortization of prior service cost	64	64	65
Amortization of net actuarial loss	5,884	6,161	5,765
Total net periodic benefit cost	11,890	12,785	13,470
Accumulated benefit obligation	628,017	259,242	$ 227,799
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	71	64
Interest cost	50	67
Amortization of net actuarial loss	(164)	(128)
Total net periodic benefit cost	$ (43)	$ 3